May 1, 2024
VIA EDGAR
The United States Securities
 and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject: Nationwide Life and Annuity Insurance Company
Registration Statements filed on Form N-6
Nationwide VL Separate Account - G
Nationwide YourLife Protection VUL - NLAIC	333-146073
Waddell & Reed Protection VUL - NLAIC
Nationwide Marathon Performance VUL	333-146650
Nationwide Marathon VUL Ultra	333-223705
Nationwide YourLife Accumulation VUL - NLAIC	333-149213
Waddell & Reed Accumulation VUL - NLAIC
Nationwide YourLife Survivorship VUL	333-155153
Nationwide Protector VUL	333-215169
Nationwide Protector VUL – Series H
Nationwide Accumulator VUL	333-215173
Nationwide Accumulator VUL – Series H
Nationwide Advisory VUL	333-253123
Nationwide Protector II VUL	333-272262
Nationwide Protector II VUL – Series H
Nationwide Protector II VUL – Series E
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:
(1)
the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)
the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at 614-249-8782 with any questions regarding this filing.
Very truly yours,
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

/s/ JAMIE RUFF CASTO
Jamie Ruff Casto
AVP, Associate General Counsel
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies